Variable Interest Entities - Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Interest expense	$ 5,388	$ 4,655	$ 21,183	$ 22,223
Depreciation and amortization	6,251	6,491	25,709	26,982
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Interest expense			1,981	2,147
Interest expense	476	512
Depreciation and amortization	$ 1,080	$ 1,752	$ 6,049	$ 7,519